Earnings/(Loss) Per Share - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Oct. 18, 2021	Apr. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Dividends per share, ordinary shares	R 0.27		R 1.10	R 0	R 0
Dividend declared		R 677	R 677	R 0	R 0
Convertible Preference Shares, Minimum Annual Preference Dividend			R 9	R 9